AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	December 2025	$ 4.34	2,532	$1,098,888	$158,109,702
Total Options Purchased – Calls (Cost $146,027,629)				1,098,888	158,109,702
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	December 2025	586.02	2,532	148,380,264	2,787,884
Total Options Purchased – Puts (Cost $7,281,461)				148,380,264	2,787,884

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.680%, 8/01/25(d)	$537,300	537,300
Total Short-Term Investments (Cost $537,300)		537,300
Total Investments – 102.5% (Cost $153,846,390)		161,434,886
Other assets less liabilities – (2.5)%		(3,945,953)
Net Assets – 100.0%		$157,488,933

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,532	$674.23	December 2025	$1,921,872	$170,715,036	$(1,999,926)
				$1,921,872	$170,715,036	$(1,999,926)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,532	$527.47	December 2025	$3,913,619	$133,555,404	$(1,295,498)
				$3,913,619	$133,555,404	$(1,295,498)
TOTAL OPTIONS WRITTEN				$5,835,491	$304,270,440	$(3,295,424)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

1

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

2

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$158,109,702	$ —	$158,109,702
Option Purchased - Puts	—	2,787,884	—	2,787,884
Short-Term Investments
Time Deposits	537,300	—	—	537,300
Total Assets	$537,300	$160,897,586	$—	$161,434,886
Liabilities
Call Options Written	$—	$(1,999,926)	$—	$(1,999,926)
Put Options Written	—	(1,295,498)	—	(1,295,498)
Total Liabilities	$—	$(3,295,424)	$—	$(3,295,424)

3

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	January 2026	$4.45	1,596	$710,220	$99,737,216
Total Options Purchased – Calls (Cost $87,882,721)				710,220	99,737,216
OPTION PURCHASED – PUTS(b)(c) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	January 2026	601.76	1,596	96,040,896	2,430,373
Total Options Purchased – Puts (Cost $8,946,617)				96,040,896	2,430,373

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$203,721	203,721
Total Short-Term Investments (Cost $203,721)		203,721
Total Investments – 102.4% (Cost $97,033,059)		102,371,310
Other assets less liabilities – (2.4)%		(2,443,328)
Net Assets – 100.0%		$99,927,982

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,596	$690.29	January 2026	$600,362	$110,170,284	$(1,001,761)
				$600,362	$110,170,284	$(1,001,761)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,596	$541.64	January 2026	$4,848,412	$86,445,744	$(1,171,751)
				$4,848,412	$86,445,744	$(1,171,751)
TOTAL OPTIONS WRITTEN				$5,448,774	$196,616,028	$(2,173,512)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

4

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

5

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$99,737,216	$—	$99,737,216
Option Purchased - Puts	—	2,430,373	—	2,430,373
Short-Term Investments
Time Deposits	203,721	—	—	203,721
Total Assets	$203,721	$102,167,589	$—	$102,371,310
Liabilities
Call Options Written	$—	$(1,001,761)	$—	$(1,001,761)
Put Options Written	—	(1,171,751)	—	(1,171,751)
Total Liabilities	$—	$(2,173,512)	$—	$(2,173,512)

6

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.6%
Options on ETF – 100.6%
SPDR S&P 500 ETF Trust	February 2026	$4.40	440	$193,600	$27,511,137
Total Options Purchased – Calls (Cost $25,751,811)				193,600	27,511,137
OPTION PURCHASED – PUTS(b)(c) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	February 2026	594.12	440	26,141,280	671,642
Total Options Purchased – Puts (Cost $1,388,166)				26,141,280	671,642

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
JP Morgan Chase & Co., New York, 3.680%, 8/01/25(d)	$61,942	61,942
Total Short-Term Investments (Cost $61,942)		61,942
Total Investments – 103.3% (Cost $27,201,919)		28,244,721
Other assets less liabilities – (3.3)%		(893,590)
Net Assets – 100.0%		$27,351,131

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	440	$682.95	February 2026	$366,737	$30,049,800	$(470,452)
				$366,737	$30,049,800	$(470,452)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	440	$534.76	February 2026	$745,731	$23,529,440	$(343,306)
				$745,731	$23,529,440	$(343,306)
TOTAL OPTIONS WRITTEN				$1,112,468	$53,579,240	$(813,758)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

7

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

8

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,511,137	$—	$27,511,137
Option Purchased - Puts	—	671,642	—	671,642
Short-Term Investments
Time Deposits	61,942	—	—	61,942
Total Assets	$61,942	$28,182,779	$—	$28,244,721
Liabilities
Call Options Written	$—	$(470,452)	$—	$(470,452)
Put Options Written	—	(343,306)	—	(343,306)
Total Liabilities	$—	$(813,758)	$—	$(813,758)

9

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 104.3%
Options on ETF – 104.3%
SPDR S&P 500 ETF Trust	March 2026	$ 4.14	732	$303,048	$45,673,938
Total Options Purchased – Calls (Cost $39,805,205)				303,048	45,673,938
OPTION PURCHASED – PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	March 2026	559.33	732	40,942,956	870,912
Total Options Purchased – Puts (Cost $2,501,237)				40,942,956	870,912

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Australia & New Zealand Banking Group Ltd., New York, 3.680%, 8/01/25(d)	$72,061	72,061
Total Short-Term Investments (Cost $72,061)		72,061
Total Investments – 106.5% (Cost $42,378,503)		46,616,911
Other assets less liabilities – (6.5)%		(2,862,667)
Net Assets – 100.0%		$43,754,244

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	732	$646.10	March 2026	$612,642	$47,294,520	$(2,277,237)
				$612,642	$47,294,520	$(2,277,237)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	732	$503.45	March 2026	$1,422,265	$36,852,540	$(479,753)
				$1,422,265	$36,852,540	$(479,753)
TOTAL OPTIONS WRITTEN				$2,034,907	$84,147,060	$(2,756,990)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

10

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

11

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$45,673,938	$ —	$45,673,938
Option Purchased - Puts	—	870,912	—	870,912
Short-Term Investments
Time Deposits	72,061	—	—	72,061
Total Assets	$72,061	$46,544,850	$—	$46,616,911
Liabilities
Call Options Written	$—	$(2,277,237)	$—	$(2,277,237)
Put Options Written	—	(479,753)	—	(479,753)
Total Liabilities	$—	$(2,756,990)	$—	$(2,756,990)

12

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 104.5%
Options on ETF – 104.5%
SPDR S&P 500 ETF Trust	April 2026	$4.10	310	$127,100	$19,352,255
Total Options Purchased – Calls (Cost $16,981,568)				127,100	19,352,255
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	April 2026	554.48	310	17,188,880	383,278
Total Options Purchased – Puts (Cost $1,130,577)				17,188,880	383,278

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$5,032	5,032
Total Short-Term Investments (Cost $5,032)		5,032
Total Investments – 106.6% (Cost $18,117,177)		19,740,565
Other assets less liabilities – (6.6)%		(1,225,914)
Net Assets – 100.0%		$18,514,651

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	310	$651.53	April 2026	$329,553	$20,197,430	$(975,995)
				$329,553	$20,197,430	$(975,995)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	310	$499.09	April 2026	$656,165	$15,471,790	$(217,217)
				$656,165	$15,471,790	$(217,217)
TOTAL OPTIONS WRITTEN				$985,718	$35,669,220	$(1,193,212)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

14

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,352,255	$—	$19,352,255
Option Purchased - Puts	—	383,278	—	383,278
Short-Term Investments
Time Deposits	5,032	—	—	5,032
Total Assets	$5,032	$19,735,533	$—	$19,740,565
Liabilities
Call Options Written	$—	$(975,995)	$—	$(975,995)
Put Options Written	—	(217,217)	—	(217,217)
Total Liabilities	$—	$(1,193,212)	$—	$(1,193,212)

15

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	May 2026	$4.36	380	$165,680	$23,728,218
Total Options Purchased – Calls (Cost $22,149,727)				165,680	23,728,218
OPTION PURCHASED – PUTS(b)(c) – 3.1%
Options on ETF – 3.1%
SPDR S&P 500 ETF Trust	May 2026	589.33	380	22,394,540	711,079
Total Options Purchased – Puts (Cost $1,232,090)				22,394,540	711,079

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
JP Morgan Chase & Co., New York, 3.680%, 8/01/25(d)	$30,525	30,525
Total Short-Term Investments (Cost $30,525)		30,525
Total Investments – 105.0% (Cost $23,412,342)		24,469,822
Other assets less liabilities – (5.0)%		(1,154,530)
Net Assets – 100.0%		$23,315,292

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	380	$681.97	May 2026	$375,028	$25,914,860	$(727,115)
				$375,028	$25,914,860	$(727,115)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	380	$530.45	May 2026	$699,924	$20,157,100	$(400,391)
				$699,924	$20,157,100	$(400,391)
TOTAL OPTIONS WRITTEN				$1,074,952	$46,071,960	$(1,127,506)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

17

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,728,218	$—	$23,728,218
Option Purchased - Puts	—	711,079	—	711,079
Short-Term Investments
Time Deposits	30,525	—	—	30,525
Total Assets	$30,525	$24,439,297	$—	$24,469,822
Liabilities
Call Options Written	$—	$(727,115)	$—	$(727,115)
Put Options Written	—	(400,391)	—	(400,391)
Total Liabilities	$—	$(1,127,506)	$—	$(1,127,506)

18

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	June 2026	$ 4.57	1,326	$605,982	$82,553,405
Total Options Purchased – Calls (Cost $80,553,085)				605,982	82,553,405
OPTION PURCHASED – PUTS(b)(c) – 4.3%
Options on ETF – 4.3%
SPDR S&P 500 ETF Trust	June 2026	617.79	1,326	81,918,954	3,517,401
Total Options Purchased – Puts (Cost $4,358,529)				81,918,954	3,517,401

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$11,381	11,381
Total Short-Term Investments (Cost $11,381)		11,381
Total Investments – 104.2% (Cost $84,922,995)		86,082,187
Other assets less liabilities – (4.2)%		(3,474,733)
Net Assets – 100.0%		$82,607,454

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,326	$712.26	June 2026	$1,093,052	$94,445,676	$(1,438,551)
				$1,093,052	$94,445,676	$(1,438,551)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,326	$556.07	June 2026	$2,444,041	$73,734,882	$(1,985,526)
				$2,444,041	$73,734,882	$(1,985,526)
TOTAL OPTIONS WRITTEN				$3,537,093	$168,180,558	$(3,424,077)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

20

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$82,553,405	$ —	$82,553,405
Option Purchased - Puts	—	3,517,401	—	3,517,401
Short-Term Investments
Time Deposits	11,381	—	—	11,381
Total Assets	$11,381	$86,070,806	$—	$86,082,187
Liabilities
Call Options Written	$—	$(1,438,551)	$—	$(1,438,551)
Put Options Written	—	(1,985,526)	—	(1,985,526)
Total Liabilities	$—	$(3,424,077)	$—	$(3,424,077)

21

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	July 2026	$4.68	496	$232,128	$30,877,984
Total Options Purchased – Calls (Cost $30,879,893)				232,128	30,877,984
OPTION PURCHASED – PUTS(b)(c) – 5.0%
Options on ETF – 5.0%
SPDR S&P 500 ETF Trust	July 2026	632.02	496	31,348,192	1,558,432
Total Options Purchased – Puts (Cost $1,560,342)				31,348,192	1,558,432

	Principal
SHORT-TERM INVESTMENTS – 1.8%
Time Deposits – 1.8%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$575,639	575,639
Total Short-Term Investments (Cost $575,639)		575,639
Total Investments – 106.1% (Cost $33,015,874)		33,012,055
Other assets less liabilities – (6.1)%		(1,905,804)
Net Assets – 100.0%		$31,106,251

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	496	$728.35	July 2026	$432,090	$36,126,160	$(434,000)
				$432,090	$36,126,160	$(434,000)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	496	$568.87	July 2026	$880,970	$28,215,952	$(882,880)
				$880,970	$28,215,952	$(882,880)
TOTAL OPTIONS WRITTEN				$1,313,060	$64,342,112	$(1,316,880)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

23

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$30,877,984	$—	$—	$30,877,984
Option Purchased - Puts	1,558,432	—	—	1,558,432
Short-Term Investments
Time Deposits	575,639	—	—	575,639
Total Assets	$33,012,055	$—	$—	$33,012,055
Liabilities
Call Options Written	$(434,000)	$—	$—	$(434,000)
Put Options Written	(882,880)	—	—	(882,880)
Total Liabilities	$(1,316,880)	$—	$—	$(1,316,880)

24

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	August 2025	$4.17	276	$115,092	$17,331,677
Total Options Purchased – Calls (Cost $15,621,958)				115,092	17,331,677
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	August 2025	563.62	276	15,555,912	24,144
Total Options Purchased – Puts (Cost $863,028)				15,555,912	24,144

	Principal
SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 1.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$264,030	264,030
Total Short-Term Investments (Cost $264,030)		264,030
Total Investments – 102.2% (Cost $16,749,016)		17,619,851
Other assets less liabilities – (2.2)%		(371,294)
Net Assets – 100.0%		$17,248,557

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	276	$645.58	August 2025	$140,780	$17,818,008	$(106,194)
				$140,780	$17,818,008	$(106,194)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	276	$507.31	August 2025	$351,038	$14,001,756	$(9,743)
				$351,038	$14,001,756	$(9,743)
TOTAL OPTIONS WRITTEN				$491,818	$31,819,764	$(115,937)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

26

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$17,331,677	$—	$17,331,677
Option Purchased - Puts	—	24,144	—	24,144
Short-Term Investments
Time Deposits	264,030	—	—	264,030
Total Assets	$264,030	$17,355,821	$—	$17,619,851
Liabilities
Call Options Written	$—	$(106,194)	$—	$(106,194)
Put Options Written	—	(9,743)	—	(9,743)
Total Liabilities	$—	$(115,937)	$—	$(115,937)

27

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	September 2025	$4.25	967	$410,975	$60,551,712
Total Options Purchased – Calls (Cost $56,033,085)				410,975	60,551,712
OPTION PURCHASED – PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	September 2025	573.70	967	55,476,790	318,559
Total Options Purchased – Puts (Cost $3,028,499)				55,476,790	318,559

	Principal
SHORT-TERM INVESTMENTS – 1.3%
Time Deposits – 1.3%
Citibank, New York, 3.680%, 8/01/25(d)	$758,599	758,599
Total Short-Term Investments (Cost $758,599)		758,599
Total Investments – 102.3% (Cost $59,820,183)		61,628,870
Other assets less liabilities – (2.3)%		(1,352,225)
Net Assets – 100.0%		$60,276,645

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	967	$655.81	September 2025	$613,820	$63,416,827	$(402,688)
				$613,820	$63,416,827	$(402,688)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	967	$516.38	September 2025	$1,149,851	$49,933,946	$(112,694)
				$1,149,851	$49,933,946	$(112,694)
TOTAL OPTIONS WRITTEN				$1,763,671	$113,350,773	$(515,382)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

29

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$60,551,712	$—	$60,551,712
Option Purchased - Puts	—	318,559	—	318,559
Short-Term Investments
Time Deposits	758,599	—	—	758,599
Total Assets	$758,599	$60,870,271	$—	$61,628,870
Liabilities
Call Options Written	$—	$(402,688)	$—	$(402,688)
Put Options Written	—	(112,694)	—	(112,694)
Total Liabilities	$—	$(515,382)	$—	$(515,382)

30

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.9%
Options on ETF – 100.9%
SPDR S&P 500 ETF Trust	October 2025	$ 4.21	647	$272,387	$40,520,465
Total Options Purchased – Calls (Cost $36,544,359)				272,387	40,520,465
OPTION PURCHASED – PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	October 2025	568.58	647	36,787,126	332,254
Total Options Purchased – Puts (Cost $1,793,830)				36,787,126	332,254

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$182,003	182,003
Total Short-Term Investments (Cost $182,003)		182,003
Total Investments – 102.2% (Cost $38,520,192)		41,034,722
Other assets less liabilities – (2.2)%		(872,714)
Net Assets – 100.0%		$40,162,008

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	647	$656.04	October 2025	$589,500	$42,445,788	$(528,036)
				$589,500	$42,445,788	$(528,036)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	647	$511.78	October 2025	$995,505	$33,112,166	$(139,105)
				$995,505	$33,112,166	$(139,105)
TOTAL OPTIONS WRITTEN				$1,585,005	$75,557,954	$(667,141)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

32

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$40,520,465	$ —	$40,520,465
Option Purchased - Puts	—	332,254	—	332,254
Short-Term Investments
Time Deposits	182,003	—	—	182,003
Total Assets	$182,003	$40,852,719	$—	$41,034,722
Liabilities
Call Options Written	$—	$(528,036)	$—	$(528,036)
Put Options Written	—	(139,105)	—	(139,105)
Total Liabilities	$—	$(667,141)	$—	$(667,141)

33

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.4%
Options on ETF – 99.4%
SPDR S&P 500 ETF Trust	November 2025	$4.46	1,696	$756,416	$106,183,643
Total Options Purchased – Calls (Cost $100,889,566)				756,416	106,183,643
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	November 2025	602.49	1,696	102,182,304	1,887,173
Total Options Purchased – Puts (Cost $4,392,470)				102,182,304	1,887,173

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Citibank, New York, 3.680%, 8/01/25(d)	$476,027	476,027
Total Short-Term Investments (Cost $476,027)		476,027
Total Investments – 101.6% (Cost $105,758,063)		108,546,843
Other assets less liabilities – (1.6)%		(1,669,923)
Net Assets – 100.0%		$106,876,920

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,696	$691.73	November 2025	$1,264,445	$117,317,408	$(383,042)
				$1,264,445	$117,317,408	$(383,042)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,696	$542.30	November 2025	$2,277,671	$91,974,080	$(779,940)
				$2,277,671	$91,974,080	$(779,940)
TOTAL OPTIONS WRITTEN				$3,542,116	$209,291,488	$(1,162,982)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer10 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

35

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer10 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$106,183,643	$—	$106,183,643
Option Purchased - Puts	—	1,887,173	—	1,887,173
Short-Term Investments
Time Deposits	476,027	—	—	476,027
Total Assets	$476,027	$108,070,816	$—	$108,546,843
Liabilities
Call Options Written	$—	$(383,042)	$—	$(383,042)
Put Options Written	—	(779,940)	—	(779,940)
Total Liabilities	$—	$(1,162,982)	$—	$(1,162,982)

36

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.7%
Options on ETF – 101.7%
SPDR S&P 500 ETF Trust	December 2025	$4.40	8,028	$3,532,320	$501,316,488
Total Options Purchased – Calls (Cost $462,589,721)				3,532,320	501,316,488
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	December 2025	586.14	8,028	470,553,192	8,806,716
Total Options Purchased – Puts (Cost $23,384,139)				470,553,192	8,806,716

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$1,495,584	1,495,584
Total Short-Term Investments (Cost $1,495,584)		1,495,584
Total Investments – 103.8% (Cost $487,469,444)		511,618,788
Other assets less liabilities – (3.8)%		(18,719,327)
Net Assets – 100.0%		$492,899,461

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,028	$649.38	December 2025	$11,469,179	$521,322,264	$(14,996,304)
				$11,469,179	$521,322,264	$(14,996,304)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	8,028	$468.86	December 2025	$6,636,268	$376,400,808	$(2,095,308)
				$6,636,268	$376,400,808	$(2,095,308)
TOTAL OPTIONS WRITTEN				$18,105,447	$897,723,072	$(17,091,612)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

38

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$501,316,488	$—	$—	$501,316,488
Option Purchased - Puts	8,806,716	—	—	8,806,716
Short-Term Investments
Time Deposits	1,495,584	—	—	1,495,584
Total Assets	$511,618,788	$—	$—	$511,618,788
Liabilities
Call Options Written	$(14,996,304)	$—	$—	$(14,996,304)
Put Options Written	(2,095,308)	—	—	(2,095,308)
Total Liabilities	$(17,091,612)	$—	$—	$(17,091,612)

39

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.5%
Options on ETF – 100.5%
SPDR S&P 500 ETF Trust	January 2026	$4.51	1,717	$774,367	$107,288,668
Total Options Purchased – Calls (Cost $101,523,442)				774,367	107,288,668
OPTION PURCHASED – PUTS(b)(c) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	January 2026	601.88	1,717	103,342,796	2,618,442
Total Options Purchased – Puts (Cost $4,979,956)				103,342,796	2,618,442

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Citibank, New York, 3.680%, 8/01/25(d)	$317,987	317,987
Total Short-Term Investments (Cost $317,987)		317,987
Total Investments – 103.3% (Cost $106,821,385)		110,225,097
Other assets less liabilities – (3.3)%		(3,474,225)
Net Assets – 100.0%		$ 106,750,872

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,717	$665.37	January 2026	$ 2,460,409	$114,244,029	$(2,474,145)
				$ 2,460,409	$114,244,029	$(2,474,145)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,717	$481.46	January 2026	$ 1,385,528	$82,666,682	$(636,990)
				$ 1,385,528	$82,666,682	$(636,990)
TOTAL OPTIONS WRITTEN				$ 3,845,937	$196,910,711	$(3,111,135)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

41

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$107,288,668	$—	$107,288,668
Option Purchased - Puts	—	2,618,442	—	2,618,442
Short-Term Investments
Time Deposits	317,987	—	—	317,987
Total Assets	$ 317,987	$109,907,110	$—	$110,225,097
Liabilities
Call Options Written	$—	$(2,474,145)	$—	$(2,474,145)
Put Options Written	—	(636,990)	—	(636,990)
Total Liabilities	$—	$(3,111,135)	$—	$(3,111,135)

42

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.8%
Options on ETF – 101.8%
SPDR S&P 500 ETF Trust	February 2026	$4.46	1,392	$620,832	$87,027,088
Total Options Purchased – Calls (Cost $80,202,669)				620,832	87,027,088
OPTION PURCHASED – PUTS(b)(c) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	February 2026	594.24	1,392	82,718,208	2,127,714
Total Options Purchased – Puts (Cost $4,808,006)				82,718,208	2,127,714

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
JP Morgan Chase & Co., New York, 3.680%, 8/01/25(d)	$197,389	197,389
Total Short-Term Investments (Cost $197,389)		197,389
Total Investments – 104.5% (Cost $85,208,064)		89,352,191
Other assets less liabilities – (4.5)%		(3,818,884)
Net Assets – 100.0%		$ 85,533,307

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,392	$657.52	February 2026	$ 1,904,033	$91,526,784	$(2,999,496)
				$ 1,904,033	$91,526,784	$(2,999,496)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,392	$475.34	February 2026	$ 1,395,679	$66,167,328	$(571,736)
				$ 1,395,679	$66,167,328	$(571,736)
TOTAL OPTIONS WRITTEN				$ 3,299,712	$157,694,112	$(3,571,232)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

44

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$87,027,088	$—	$87,027,088
Option Purchased - Puts	—	2,127,714	—	2,127,714
Short-Term Investments
Time Deposits	197,389	—	—	197,389
Total Assets	$197,389	$89,154,802	$—	$89,352,191
Liabilities
Call Options Written	$—	$(2,999,496)	$—	$(2,999,496)
Put Options Written	—	(571,736)	—	(571,736)
Total Liabilities	$—	$(3,571,232)	$—	$(3,571,232)

45

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 107.0%
Options on ETF – 107.0%
SPDR S&P 500 ETF Trust	March 2026	$4.20	2,960	$1,243,200	$184,675,170
Total Options Purchased – Calls (Cost $162,323,966)				1,243,200	184,675,170
OPTION PURCHASED – PUTS(b)(c) – 2.0%
Options on ETF – 2.0%
SPDR S&P 500 ETF Trust	March 2026	559.45	2,960	165,597,200	3,526,218
Total Options Purchased – Puts (Cost $9,939,769)				165,597,200	3,526,218

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$285,574	285,574
Total Short-Term Investments (Cost $285,574)		285,574
Total Investments – 109.2% (Cost $172,549,309)		188,486,962
Other assets less liabilities – (9.2)%		(15,815,706)
Net Assets – 100.0%		$ 172,671,256

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,960	$620.53	March 2026	$ 4,847,070	$183,676,880	$(14,269,390)
				$ 4,847,070	$183,676,880	$(14,269,390)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	2,960	$447.51	March 2026	$ 2,742,970	$132,462,960	$(1,117,903)
				$ 2,742,970	$132,462,960	$(1,117,903)
TOTAL OPTIONS WRITTEN				$ 7,590,040	$316,139,840	$(15,387,293)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

47

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$184,675,170	$—	$184,675,170
Option Purchased - Puts	—	3,526,218	—	3,526,218
Short-Term Investments
Time Deposits	285,574	—	—	285,574
Total Assets	$285,574	$188,201,388	$—	$188,486,962
Liabilities
Call Options Written	$—	$(14,269,390)	$—	$(14,269,390)
Put Options Written	—	(1,117,903)	—	(1,117,903)
Total Liabilities	$—	$(15,387,293)	$—	$(15,387,293)

48

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 107.6%
Options on ETF – 107.6%
SPDR S&P 500 ETF Trust	April 2026	$4.16	1,326	$551,616	$82,770,007
Total Options Purchased – Calls (Cost $72,448,940)				551,616	82,770,007
OPTION PURCHASED – PUTS(b)(c) – 2.1%
Options on ETF – 2.1%
SPDR S&P 500 ETF Trust	April 2026	554.60	1,326	73,539,960	1,641,442
Total Options Purchased – Puts (Cost $4,938,666)				73,539,960	1,641,442

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 8/01/25(d)	$52,863	52,863
Total Short-Term Investments (Cost $52,863)		52,863
Total Investments – 109.8% (Cost $77,440,469)		84,464,312
Other assets less liabilities – (9.8)%		(7,517,404)
Net Assets – 100.0%		$ 76,946,908

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,326	$621.08	April 2026	$ 2,662,379	$82,355,208	$(6,833,276)
				$ 2,662,379	$82,355,208	$(6,833,276)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,326	$443.63	April 2026	$ 1,601,083	$58,825,338	$(543,819)
				$ 1,601,083	$58,825,338	$(543,819)
TOTAL OPTIONS WRITTEN				$ 4,263,462	$141,180,546	$(7,377,095)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

49

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

50

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$82,770,007	$—	$82,770,007
Option Purchased - Puts	—	1,641,442	—	1,641,442
Short-Term Investments
Time Deposits	52,863	—	—	52,863
Total Assets	$52,863	$84,411,449	$—	$84,464,312
Liabilities
Call Options Written	$—	$(6,833,276)	$—	$(6,833,276)
Put Options Written	—	(543,819)	—	(543,819)
Total Liabilities	$—	$(7,377,095)	$—	$(7,377,095)

51

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.5%
Options on ETF – 103.5%
SPDR S&P 500 ETF Trust	May 2026	$4.42	1,066	$471,172	$66,557,736
Total Options Purchased – Calls (Cost $62,016,044)				471,172	66,557,736
OPTION PURCHASED – PUTS(b)(c) – 3.1%
Options on ETF – 3.1%
SPDR S&P 500 ETF Trust	May 2026	589.45	1,066	62,835,370	1,997,076
Total Options Purchased – Puts (Cost $3,488,655)				62,835,370	1,997,076

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 8/01/25(d)	$17,238	17,238
Total Short-Term Investments (Cost $17,238)		17,238
Total Investments – 106.6% (Cost $65,521,937)		68,572,050
Other assets less liabilities – (6.6)%		(4,245,566)
Net Assets – 100.0%		$64,326,484

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,066	$654.41	May 2026	$1,964,523	$69,760,106	$(3,539,685)
				$1,964,523	$69,760,106	$(3,539,685)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,066	$471.51	May 2026	$1,087,038	$50,262,966	$(628,087)
				$1,087,038	$50,262,966	$(628,087)
TOTAL OPTIONS WRITTEN				$3,051,561	$120,023,072	$(4,167,772)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

52

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

53

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,557,736	$—	$66,557,736
Option Purchased - Puts	—	1,997,076	—	1,997,076
Short-Term Investments
Time Deposits	17,238	—	—	17,238
Total Assets	$17,238	$68,554,812	$—	$68,572,050
Liabilities
Call Options Written	$—	$(3,539,685)	$—	$(3,539,685)
Put Options Written	—	(628,087)	—	(628,087)
Total Liabilities	$—	$(4,167,772)	$—	$(4,167,772)

54

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.4%
Options on ETF – 100.4%
SPDR S&P 500 ETF Trust	June 2026	$4.63	5,446	$2,521,498	$ 339,022,758
Total Options Purchased - Calls (Cost $332,163,299)				2,521,498	339,022,758
OPTION PURCHASED – PUTS(b)(c) – 4.3%
Options on ETF – 4.3%
SPDR S&P 500 ETF Trust	June 2026	617.91	5,446	336,513,786	14,462,343
Total Options Purchased – Puts (Cost $17,470,411)				336,513,786	14,462,343

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Corporation, Tokyo, 3.680%, 8/01/25(d)	$188,856	188,856
Total Short-Term Investments (Cost $188,856)		188,856
Total Investments – 104.8% (Cost $349,822,566)		353,673,957
Other assets less liabilities – (4.8)%		(16,060,390)
Net Assets – 100.0%		$ 337,613,567

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,446	$ 683.22	June 2026	$9,609,484	$ 372,081,612	$ (11,383,502)
				$9,609,484	$ 372,081,612	$ (11,383,502)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	5,446	$ 494.28	June 2026	$5,387,679	$ 269,184,888	$(4,501,065)
				$5,387,679	$ 269,184,888	$(4,501,065)
TOTAL OPTIONS WRITTEN				$ 14,997,163	$ 641,266,500	$ (15,884,567)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

55

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

56

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 339,022,758	$—	$ 339,022,758
Option Purchased - Puts	—	14,462,343	—	14,462,343
Short-Term Investments
Time Deposits	188,856	—	—	188,856
Total Assets	$188,856	$ 353,485,101	$—	$ 353,673,957
Liabilities
Call Options Written	$—	$(11,383,502)	$—	$(11,383,502)
Put Options Written	—	(4,501,065)	—	(4,501,065)
Total Liabilities	$—	$(15,884,567)	$—	$(15,884,567)

57

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	July 2026	$4.74	1,885	$893,490	$117,356,330
Total Options Purchased – Calls (Cost $117,363,588)				893,490	117,356,330
OPTION PURCHASED – PUTS(b)(c) – 5.0%
Options on ETF – 5.0%
SPDR S&P 500 ETF Trust	July 2026	632.14	1,885	119,158,390	5,933,980
Total Options Purchased – Puts (Cost $5,941,237)				119,158,390	5,933,980

	Principal
SHORT-TERM INVESTMENTS – 1.2%
Time Deposits – 1.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$1,358,873	1,358,873
Total Short-Term Investments (Cost $1,358,873)		1,358,873
Total Investments – 105.4% (Cost $124,663,698)		124,649,183
Other assets less liabilities – (5.4)%		(6,343,308)
Net Assets – 100.0%		$118,305,875

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,885	$700.16	July 2026	$ 3,197,243	$131,980,160	$(3,204,500)
				$ 3,197,243	$131,980,160	$(3,204,500)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,885	$505.66	July 2026	$ 1,830,618	$95,316,910	$(1,837,875)
				$ 1,830,618	$95,316,910	$(1,837,875)
TOTAL OPTIONS WRITTEN				$ 5,027,861	$227,297,070	$(5,042,375)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

58

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

59

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$117,356,330	$—	$—	$117,356,330
Option Purchased - Puts	5,933,980	—	—	5,933,980
Short-Term Investments
Time Deposits	1,358,873	—	—	1,358,873
Total Assets	$ 124,649,183	$—	$—	$124,649,183
Liabilities
Call Options Written	$(3,204,500)	$—	$—	$(3,204,500)
Put Options Written	(1,837,875)	—	—	(1,837,875)
Total Liabilities	$(5,042,375)	$—	$—	$(5,042,375)

60

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.7%
Options on ETF – 102.7%
SPDR S&P 500 ETF Trust	August 2025	$4.23	1,063	$449,649	$66,745,728
Total Options Purchased – Calls (Cost $59,796,873)				449,649	66,745,728
OPTION PURCHASED – PUTS(b)(c) – 0.1%
Options on ETF – 0.1%
SPDR S&P 500 ETF Trust	August 2025	563.74	1,063	59,925,562	93,246
Total Options Purchased – Puts (Cost $3,320,580)				59,925,562	93,246

	Principal
SHORT-TERM INVESTMENTS – 1.4%
Time Deposits – 1.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$878,445	878,445
Total Short-Term Investments (Cost $878,445)		878,445
Total Investments – 104.2% (Cost $63,995,898)		67,717,419
Other assets less liabilities – (4.2)%		(2,732,386)
Net Assets – 100.0%		$ 64,985,033

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,063	$623.15	August 2025	$1,082,692	$66,240,845	$(1,818,963)
				$ 1,082,692	$66,240,845	$(1,818,963)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,063	$450.94	August 2025	$690,547	$47,934,922	$(16,477)
				$690,547	$47,934,922	$(16,477)
TOTAL OPTIONS WRITTEN				$ 1,773,239	$114,175,767	$(1,835,440)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

61

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

62

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$66,745,728	$—	$66,745,728
Option Purchased - Puts	—	93,246	—	93,246
Short-Term Investments
Time Deposits	878,445	—	—	878,445
Total Assets	$ 878,445	$66,838,974	$—	$67,717,419
Liabilities
Call Options Written	$—	$(1,818,963)	$—	$(1,818,963)
Put Options Written	—	(16,477)	—	(16,477)
Total Liabilities	$—	$(1,835,440)	$—	$(1,835,440)

63

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.2%
Options on ETF – 102.2%
SPDR S&P 500 ETF Trust	September 2025	$4.30	3,764	$1,618,520	$235,675,897
Total Options Purchased – Calls (Cost $217,233,262)				1,618,520	235,675,897
OPTION PURCHASED – PUTS(b)(c) – 0.5%
Options on ETF – 0.5%
SPDR S&P 500 ETF Trust	September 2025	573.82	3,764	215,985,848	1,243,136
Total Options Purchased – Puts (Cost $11,535,442)				215,985,848	1,243,136

	Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$2,211,793	2,211,793
Total Short-Term Investments (Cost $2,211,793)		2,211,793
Total Investments – 103.7% (Cost $230,980,497)		239,130,826
Other assets less liabilities – (3.7)%		(8,465,375)
Net Assets – 100.0%		$ 230,665,451

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,764	$631.82	September 2025	$ 5,096,327	$237,817,048	$(5,910,910)
				$ 5,096,327	$237,817,048	$(5,910,910)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	3,764	$459.01	September 2025	$ 2,463,566	$172,771,364	$(219,027)
				$ 2,463,566	$172,771,364	$(219,027)
TOTAL OPTIONS WRITTEN				$ 7,559,893	$410,588,412	$(6,129,937)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

64

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

65

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$235,675,897	$—	$235,675,897
Option Purchased - Puts	—	1,243,136	—	1,243,136
Short-Term Investments
Time Deposits	2,211,793	—	—	2,211,793
Total Assets	$2,211,793	$236,919,033	$—	$239,130,826
Liabilities
Call Options Written	$—	$(5,910,910)	$—	$(5,910,910)
Put Options Written	—	(219,027)	—	(219,027)
Total Liabilities	$—	$(6,129,937)	$—	$(6,129,937)

66

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 103.0%
Options on ETF – 103.0%
SPDR S&P 500 ETF Trust	October 2025	$4.26	1,193	$508,218	$74,709,585
Total Options Purchased – Calls (Cost $67,384,824)				508,218	74,709,585
OPTION PURCHASED – PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	October 2025	568.70	1,193	67,845,910	613,870
Total Options Purchased – Puts (Cost $3,441,946)				67,845,910	613,870

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 3.680%, 8/01/25(d)	$320,784	320,784
Total Short-Term Investments (Cost $320,784)		320,784
Total Investments – 104.2% (Cost $71,147,554)		75,644,239
Other assets less liabilities – (4.2)%		(3,099,297)
Net Assets – 100.0%		$ 72,544,942

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,193	$631.25	October 2025	$ 1,778,758	$75,308,125	$(2,586,376)
				$ 1,778,758	$75,308,125	$(2,586,376)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,193	$454.91	October 2025	$966,350	$54,270,763	$(135,048)
				$966,350	$54,270,763	$(135,048)
TOTAL OPTIONS WRITTEN				$ 2,745,108	$129,578,888	$(2,721,424)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

67

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

68

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$74,709,585	$—	$74,709,585
Option Purchased - Puts	—	613,870	—	613,870
Short-Term Investments
Time Deposits	320,784	—	—	320,784
Total Assets	$ 320,784	$75,323,455	$—	$75,644,239
Liabilities
Call Options Written	$—	$(2,586,376)	$—	$(2,586,376)
Put Options Written	—	(135,048)	—	(135,048)
Total Liabilities	$—	$(2,721,424)	$—	$(2,721,424)

69

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.7%
Options on ETF – 99.7%
SPDR S&P 500 ETF Trust	November 2025	$4.52	6,272	$2,834,944	$392,642,064
Total Options Purchased – Calls (Cost $372,874,622)				2,834,944	392,642,064
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	November 2025	602.61	6,272	377,956,992	6,991,587
Total Options Purchased – Puts (Cost $16,316,966)				377,956,992	6,991,587

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
JP Morgan Chase & Co., New York, 3.680%, 8/01/25(d)	$1,712,270	1,712,270
Total Short-Term Investments (Cost $1,712,270)		1,712,270
Total Investments – 101.9% (Cost $390,903,858)		401,345,921
Other assets less liabilities – (1.9)%		(7,599,311)
Net Assets – 100.0%		$ 393,746,610

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,272	$668.23	November 2025	$8,533,551	$419,113,856	$(4,442,019)
				$8,533,551	$419,113,856	$(4,442,019)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,272	$482.04	November 2025	$4,422,859	$302,335,488	$(1,338,319)
				$4,422,859	$302,335,488	$(1,338,319)
TOTAL OPTIONS WRITTEN				$ 12,956,410	$721,449,344	$(5,780,338)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

70

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap Buffer20 Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

71

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer20 Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap Buffer20 Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$392,642,064	$—	$392,642,064
Option Purchased - Puts	—	6,991,587	—	6,991,587
Short-Term Investments
Time Deposits	1,712,270	—	—	1,712,270
Total Assets	$ 1,712,270	$399,633,651	$—	$401,345,921
Liabilities
Call Options Written	$—	$(4,442,019)	$—	$(4,442,019)
Put Options Written	—	(1,338,319)	—	(1,338,319)
Total Liabilities	$—	$(5,780,338)	$—	$(5,780,338)

72

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	December 2025	$22.80	1,220	$2,781,600	$ 73,971,723
Total Options Purchased – Calls (Cost $68,759,933)				2,781,600	73,971,723
OPTION PURCHASED – PUTS(b)(c) – 2.3%
Options on ETF – 2.3%
SPDR S&P 500 ETF Trust	December 2025	604.48	1,220	73,746,560	1,714,966
Total Options Purchased – Puts (Cost $4,055,492)				73,746,560	1,714,966

	Principal
SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.3%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$259,695	259,695
Total Short-Term Investments (Cost $259,695)		259,695
Total Investments – 100.9% (Cost $73,075,120)		75,946,384
Other assets less liabilities – (0.9)%		(707,998)
Net Assets – 100.0%		$ 75,238,386

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,220	$ 498.17	December 2025	$ 1,272,934	$ 60,776,740	$ (435,869)
				$ 1,272,934	$ 60,776,740	$ (435,869)
TOTAL OPTIONS WRITTEN				$ 1,272,934	$ 60,776,740	$ (435,869)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

73

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

74

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 73,971,723	$—	$ 73,971,723
Option Purchased - Puts	—	1,714,966	—	1,714,966
Short-Term Investments
Time Deposits	259,695	—	—	259,695
Total Assets	$259,695	$ 75,686,689	$—	$ 75,946,384
Liabilities
Put Options Written	$—	$(435,869)	$—	$(435,869)
Total Liabilities	$—	$(435,869)	$—	$(435,869)

75

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.0%
Options on ETF – 98.0%
SPDR S&P 500 ETF Trust	January 2026	$17.45	835	$1,457,075	$ 51,119,026
Total Options Purchased – Calls (Cost $47,955,889)				1,457,075	51,119,026
OPTION PURCHASED – PUTS(b)(c) – 2.9%
Options on ETF – 2.9%
SPDR S&P 500 ETF Trust	January 2026	614.76	835	51,332,460	1,490,959
Total Options Purchased – Puts (Cost $3,091,080)				51,332,460	1,490,959

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$115,133	115,133
Total Short-Term Investments (Cost $115,133)		115,133
Total Investments – 101.1% (Cost $51,162,102)		52,725,118
Other assets less liabilities – (1.1)%		(587,833)
Net Assets – 100.0%		$ 52,137,285

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	835	$ 511.55	January 2026	$ 972,269	$ 42,714,425	$ (429,891)
				$ 972,269	$ 42,714,425	$ (429,891)
TOTAL OPTIONS WRITTEN				$ 972,269	$ 42,714,425	$ (429,891)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

76

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

77

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$51,119,026	$—	$ 51,119,026
Option Purchased - Puts	—	1,490,959	—	1,490,959
Short-Term Investments
Time Deposits	115,133	—	—	115,133
Total Assets	$115,133	$ 52,609,985	$—	$52,725,118
Liabilities
Put Options Written	$—	$(429,891)	$—	$(429,891)
Total Liabilities	$—	$(429,891)	$—	$(429,891)

78

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.9%
Options on ETF – 97.9%
SPDR S&P 500 ETF Trust	February 2026	$25.91	328	$849,848	$19,820,512
Total Options Purchased – Calls (Cost $18,258,399)				849,848	19,820,512
OPTION PURCHASED – PUTS(b)(c) – 3.2%
Options on ETF – 3.2%
SPDR S&P 500 ETF Trust	February 2026	615.63	328	20,192,664	640,466
Total Options Purchased – Puts (Cost $1,379,730)				20,192,664	640,466

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
DBS Bank Ltd., Singapore, 3.680%, 8/01/25(d)	$21,431	21,431
Total Short-Term Investments (Cost $21,431)		21,431
Total Investments – 101.2% (Cost $19,659,560)		20,482,409
Other assets less liabilities – (1.2)%		(235,616)
Net Assets – 100.0%		$20,246,793

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	328	$505.05	February 2026	$443,668	$16,565,640	$(183,923)
				$443,668	$16,565,640	$(183,923)
TOTAL OPTIONS WRITTEN				$443,668	$16,565,640	$(183,923)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

79

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

80

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,820,512	$—	$19,820,512
Option Purchased - Puts	—	640,466	—	640,466
Short-Term Investments
Time Deposits	21,431	—	—	21,431
Total Assets	$21,431	$20,460,978	$—	$20,482,409
Liabilities
Put Options Written	$—	$(183,923)	$—	$(183,923)
Total Liabilities	$—	$(183,923)	$—	$(183,923)

81

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.3%
Options on ETF – 98.3%
SPDR S&P 500 ETF Trust	March 2026	$27.41	719	$1,970,779	$43,238,036
Total Options Purchased – Calls (Cost $38,129,184)				1,970,779	43,238,036
OPTION PURCHASED – PUTS(b)(c) – 2.5%
Options on ETF – 2.5%
SPDR S&P 500 ETF Trust	March 2026	582.60	719	41,888,940	1,094,512
Total Options Purchased – Puts (Cost $2,835,407)				41,888,940	1,094,512

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 8/01/25(d)	$67,690	67,690
Total Short-Term Investments (Cost $67,690)		67,690
Total Investments – 101.0% (Cost $41,032,281)		44,400,238
Other assets less liabilities – (1.0)%		(454,127)
Net Assets – 100.0%		$43,946,111

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	719	$475.48	March 2026	$ 899,035	$34,187,012	$(354,043)
				$ 899,035	$34,187,012	$(354,043)
TOTAL OPTIONS WRITTEN				$ 899,035	$34,187,012	$(354,043)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

82

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

83

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$43,238,036	$—	$43,238,036
Option Purchased - Puts	—	1,094,512	—	1,094,512
Short-Term Investments
Time Deposits	67,690	—	—	67,690
Total Assets	$67,690	$44,332,548	$—	$44,400,238
Liabilities
Put Options Written	$—	$(354,043)	$—	$(354,043)
Total Liabilities	$—	$(354,043)	$—	$(354,043)

84

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.2%
Options on ETF – 98.2%
SPDR S&P 500 ETF Trust	April 2026	$ 31.28	387	$1,210,536	$23,141,300
Total Options Purchased – Calls (Cost $20,236,310)				1,210,536	23,141,300
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	April 2026	581.66	387	22,510,242	629,796
Total Options Purchased – Puts (Cost $1,792,022)				22,510,242	629,796

	Principal
SHORT-TERM INVESTMENTS – 0.2%
Time Deposits – 0.2%
Citibank, New York, 3.680%, 8/01/25(d)	$37,862	37,862
Total Short-Term Investments (Cost $37,862)		37,862
Total Investments – 101.1% (Cost $22,066,194)		23,808,958
Other assets less liabilities – (1.1)%		(246,265)
Net Assets – 100.0%		$23,562,693

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	387	$471.36	April 2026	$613,468	$18,241,632	$(205,749)
				$613,468	$18,241,632	$(205,749)
TOTAL OPTIONS WRITTEN				$613,468	$18,241,632	$(205,749)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

85

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped May ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

86

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped May ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$23,141,300	$ —	$23,141,300
Option Purchased - Puts	—	629,796	—	629,796
Short-Term Investments
Time Deposits	37,862	—	—	37,862
Total Assets	$37,862	$23,771,096	$—	$23,808,958
Liabilities
Put Options Written	$—	$(205,749)	$—	$(205,749)
Total Liabilities	$—	$(205,749)	$—	$(205,749)

87

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 97.6%
Options on ETF – 97.6%
SPDR S&P 500 ETF Trust	May 2026	$ 27.70	335	$927,950	$20,164,172
Total Options Purchased – Calls (Cost $18,773,051)				927,950	20,164,172
OPTION PURCHASED – PUTS(b)(c) – 3.8%
Options on ETF – 3.8%
SPDR S&P 500 ETF Trust	May 2026	612.67	335	20,524,445	785,947
Total Options Purchased – Puts (Cost $1,357,642)				20,524,445	785,947

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 8/01/25(d)	$4,431	4,431
Total Short-Term Investments (Cost $4,431)		4,431
Total Investments – 101.4% (Cost $20,135,124)		20,954,550
Other assets less liabilities – (1.4)%		(287,083)
Net Assets – 100.0%		$20,667,467

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	335	$500.98	May 2026	$473,633	$16,782,830	$(263,350)
				$473,633	$16,782,830	$(263,350)
TOTAL OPTIONS WRITTEN				$473,633	$16,782,830	$(263,350)

*	Rounds to less than 0.05%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

88

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

89

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$20,164,172	$ —	$20,164,172
Option Purchased - Puts	—	785,947	—	785,947
Short-Term Investments
Time Deposits	4,431	—	—	4,431
Total Assets	$4,431	$20,950,119	$—	$20,954,550
Liabilities
Put Options Written	$—	$(263,350)	$—	$(263,350)
Total Liabilities	$—	$(263,350)	$—	$(263,350)

90

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.5%
Options on ETF – 96.5%
SPDR S&P 500 ETF Trust	June 2026	$27.06	762	$2,061,972	$45,793,030
Total Options Purchased – Calls (Cost $44,714,555)				2,061,972	45,793,030
OPTION PURCHASED – PUTS(b)(c) – 5.3%
Options on ETF – 5.3%
SPDR S&P 500 ETF Trust	June 2026	640.28	762	48,789,336	2,498,362
Total Options Purchased – Puts (Cost $3,069,984)				48,789,336	2,498,362

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$45,727	45,727
Total Short-Term Investments (Cost $45,727)		45,727
Total Investments – 101.9% (Cost $47,830,266)		48,337,119
Other assets less liabilities – (1.9)%		(887,369)
Net Assets – 100.0%		$47,449,750

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	762	$525.17	June 2026	$1,044,186	$40,017,954	$(848,678)
				$1,044,186	$40,017,954	$(848,678)
TOTAL OPTIONS WRITTEN				$1,044,186	$40,017,954	$(848,678)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

91

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

92

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$45,793,030	$ —	$45,793,030
Option Purchased - Puts	—	2,498,362	—	2,498,362
Short-Term Investments
Time Deposits	45,727	—	—	45,727
Total Assets	$45,727	$48,291,392	$—	$48,337,119
Liabilities
Put Options Written	$—	$(848,678)	$—	$(848,678)
Total Liabilities	$—	$(848,678)	$—	$(848,678)

93

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 96.0%
Options on ETF – 96.0%
SPDR S&P 500 ETF Trust	July 2026	$25.60	486	$1,244,160	$29,264,976
Total Options Purchased – Calls (Cost $29,266,847)				1,244,160	29,264,976
OPTION PURCHASED – PUTS(b)(c) – 6.2%
Options on ETF – 6.2%
SPDR S&P 500 ETF Trust	July 2026	652.94	486	31,732,884	1,874,988
Total Options Purchased – Puts (Cost $1,876,859)				31,732,884	1,874,988

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$147,796	147,796
Total Short-Term Investments (Cost $147,796)		147,796
Total Investments – 102.7% (Cost $31,291,502)		31,287,760
Other assets less liabilities – (2.7)%		(810,440)
Net Assets – 100.0%		$30,477,320

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	486	$537.27	July 2026	$649,855	$26,111,322	$(651,726)
				$649,855	$26,111,322	$(651,726)
TOTAL OPTIONS WRITTEN				$649,855	$26,111,322	$(651,726)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

94

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

95

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$29,264,976	$ —	$ —	$29,264,976
Option Purchased - Puts	1,874,988	—	—	1,874,988
Short-Term Investments
Time Deposits	147,796	—	—	147,796
Total Assets	$31,287,760	$—	$—	$31,287,760
Liabilities
Put Options Written	$(651,726)	$—	$—	$(651,726)
Total Liabilities	$(651,726)	$—	$—	$(651,726)

96

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.8%
Options on ETF – 99.8%
SPDR S&P 500 ETF Trust	August 2025	$21.42	444	$951,048	$27,118,649
Total Options Purchased – Calls (Cost $24,042,540)				951,048	27,118,649
OPTION PURCHASED – PUTS(b)(c) – 0.2%
Options on ETF – 0.2%
SPDR S&P 500 ETF Trust	August 2025	580.87	444	25,790,628	61,117
Total Options Purchased – Puts (Cost $1,442,284)				25,790,628	61,117

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$155,646	155,646
Total Short-Term Investments (Cost $155,646)		155,646
Total Investments – 100.6% (Cost $25,640,470)		27,335,412
Other assets less liabilities – (0.6)%		(163,317)
Net Assets – 100.0%		$27,172,095

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	444	$479.13	August 2025	$430,613	$21,273,372	$(10,532)
				$430,613	$21,273,372	$(10,532)
TOTAL OPTIONS WRITTEN				$430,613	$21,273,372	$(10,532)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

97

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

98

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$27,118,649	$ —	$27,118,649
Option Purchased - Puts	—	61,117	—	61,117
Short-Term Investments
Time Deposits	155,646	—	—	155,646
Total Assets	$155,646	$27,179,766	$—	$27,335,412
Liabilities
Put Options Written	$—	$(10,532)	$—	$(10,532)
Total Liabilities	$—	$(10,532)	$—	$(10,532)

99

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.3%
Options on ETF – 99.3%
SPDR S&P 500 ETF Trust	September 2025	$23.98	862	$2,067,076	$52,290,067
Total Options Purchased – Calls (Cost $48,270,306)				2,067,076	52,290,067
OPTION PURCHASED – PUTS(b)(c) – 0.8%
Options on ETF – 0.8%
SPDR S&P 500 ETF Trust	September 2025	593.44	862	51,154,528	435,327
Total Options Purchased – Puts (Cost $2,696,031)				51,154,528	435,327

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Corporation, Tokyo, 3.680%, 8/01/25(d)	$222,888	222,888
Total Short-Term Investments (Cost $222,888)		222,888
Total Investments – 100.5% (Cost $51,189,225)		52,948,282
Other assets less liabilities – (0.5)%		(283,764)
Net Assets – 100.0%		$52,664,518

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	862	$487.70	September 2025	$569,562	$42,039,740	$(69,374)
				$569,562	$42,039,740	$(69,374)
TOTAL OPTIONS WRITTEN				$569,562	$42,039,740	$(69,374)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

100

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

101

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$52,290,067	$ —	$52,290,067
Option Purchased - Puts	—	435,327	—	435,327
Short-Term Investments
Time Deposits	222,888	—	—	222,888
Total Assets	$222,888	$52,725,394	$—	$52,948,282
Liabilities
Put Options Written	$—	$(69,374)	$—	$(69,374)
Total Liabilities	$—	$(69,374)	$—	$(69,374)

102

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.1%
Options on ETF – 99.1%
SPDR S&P 500 ETF Trust	October 2025	$23.60	463	$1,092,680	$28,109,193
Total Options Purchased – Calls (Cost $26,506,682)				1,092,680	28,109,193
OPTION PURCHASED – PUTS(b)(c) – 1.2%
Options on ETF – 1.2%
SPDR S&P 500 ETF Trust	October 2025	587.97	463	27,223,011	329,077
Total Options Purchased – Puts (Cost $1,271,254)				27,223,011	329,077

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$99,552	99,552
Total Short-Term Investments (Cost $99,552)		99,552
Total Investments – 100.7% (Cost $27,877,488)		28,537,822
Other assets less liabilities – (0.7)%		(193,858)
Net Assets – 100.0%		$28,343,964

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	463	$483.34	October 2025	$252,375	$22,378,642	$(70,334)
				$252,375	$22,378,642	$(70,334)
TOTAL OPTIONS WRITTEN				$252,375	$22,378,642	$(70,334)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

103

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

104

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$28,109,193	$ —	$28,109,193
Option Purchased - Puts	—	329,077	—	329,077
Short-Term Investments
Time Deposits	99,552	—	—	99,552
Total Assets	$99,552	$28,438,270	$—	$28,537,822
Liabilities
Put Options Written	$—	$(70,334)	$—	$(70,334)
Total Liabilities	$—	$(70,334)	$—	$(70,334)

105

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 98.1%
Options on ETF – 98.1%
SPDR S&P 500 ETF Trust	November 2025	$23.32	4,226	$9,855,032	$256,728,359
Total Options Purchased – Calls (Cost $252,198,095)				9,855,032	256,728,359
OPTION PURCHASED – PUTS(b)(c) – 2.4%
Options on ETF – 2.4%
SPDR S&P 500 ETF Trust	November 2025	621.35	4,226	262,582,510	6,299,233
Total Options Purchased – Puts (Cost $8,881,801)				262,582,510	6,299,233

	Principal
SHORT-TERM INVESTMENTS – 0.1%
Time Deposits – 0.1%
Citibank, New York, 3.680%, 8/01/25(d)	$139,004	139,004
Total Short-Term Investments (Cost $139,004)		139,004
Total Investments – 100.6% (Cost $261,218,900)		263,166,596
Other assets less liabilities – (0.6)%		(1,530,230)
Net Assets – 100.0%		$261,636,366

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	4,226	$512.17	November 2025	$2,052,926	$216,443,042	$(1,291,043)
				$2,052,926	$216,443,042	$(1,291,043)
TOTAL OPTIONS WRITTEN				$2,052,926	$216,443,042	$(1,291,043)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

106

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

107

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$256,728,359	$ —	$256,728,359
Option Purchased - Puts	—	6,299,233	—	6,299,233
Short-Term Investments
Time Deposits	139,004	—	—	139,004
Total Assets	$139,004	$263,027,592	$—	$263,166,596
Liabilities
Put Options Written	$—	$(1,291,043)	$—	$(1,291,043)
Total Liabilities	$—	$(1,291,043)	$—	$(1,291,043)

108

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.1%
Options on ETF – 100.1%
SPDR S&P 500 ETF Trust	September 2025	$4.63	111	$51,393	$6,946,430
Total Options Purchased – Calls (Cost $6,811,822)				51,393	6,946,430
OPTION PURCHASED – PUTS(b)(c) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	September 2025	617.79	111	6,857,469	97,209
Total Options Purchased – Puts (Cost $167,704)				6,857,469	97,209

	Principal
SHORT-TERM INVESTMENTS – 1.0%
Time Deposits – 1.0%
Citibank, New York, 3.680%, 8/01/25(d)	$66,721	66,721
Total Short-Term Investments (Cost $66,721)		66,721
Total Investments – 102.5% (Cost $7,046,247)		7,110,360
Other assets less liabilities – (2.5)%		(170,272)
Net Assets – 100.0%		$6,940,088

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	111	$634.90	September 2025	$132,341	$7,047,390	$(152,219)
				$132,341	$7,047,390	$(152,219)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	111	$525.17	September 2025	$29,801	$5,829,387	$(14,749)
				$29,801	$5,829,387	$(14,749)
TOTAL OPTIONS WRITTEN				$162,142	$12,876,777	$(166,968)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

109

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer15 ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

110

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer15 ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer15 ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$6,946,430	$—	$6,946,430
Option Purchased - Puts	—	97,209	—	97,209
Short-Term Investments
Time Deposits	66,721	—	—	66,721
Total Assets	$66,721	$7,043,639	$—	$7,110,360
Liabilities
Call Options Written	$—	$(152,219)	$—	$(152,219)
Put Options Written	—	(14,749)	—	(14,749)
Total Liabilities	$—	$(166,968)	$—	$(166,968)

111

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.9%
Options on ETF – 99.9%
SPDR S&P 500 ETF Trust	December 2025	$4.57	6,839	$3,125,423	$426,904,194
Total Options Purchased – Calls (Cost $420,292,305)				3,125,423	426,904,194
OPTION PURCHASED – PUTS(b)(c) – 2.7%
Options on ETF – 2.7%
SPDR S&P 500 ETF Trust	December 2025	617.79	6,839	422,506,581	11,523,305
Total Options Purchased – Puts (Cost $14,902,790)				422,506,581	11,523,305

	Principal
SHORT-TERM INVESTMENTS – 0.4%
Time Deposits – 0.4%
Bank of Nova Scotia, Toronto, 3.680%, 8/01/25(d)	$1,682,953	1,682,953
Total Short-Term Investments (Cost $1,682,953)		1,682,953
Total Investments – 103.0% (Cost $436,878,048)		440,110,452
Other assets less liabilities – (3.0)%		(12,994,358)
Net Assets – 100.0%		$427,116,094

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,839	$664.37	December 2025	$7,337,345	$454,362,643	$(7,721,641)
				$7,337,345	$454,362,643	$(7,721,641)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	6,839	$556.07	December 2025	$6,667,844	$380,296,273	$(5,077,068)
				$6,667,844	$380,296,273	$(5,077,068)
TOTAL OPTIONS WRITTEN				$14,005,189	$834,658,916	$(12,798,709)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

112

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

113

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$426,904,194	$—	$426,904,194
Option Purchased - Puts	—	11,523,305	—	11,523,305
Short-Term Investments
Time Deposits	1,682,953	—	—	1,682,953
Total Assets	$1,682,953	$438,427,499	$—	$440,110,452
Liabilities
Call Options Written	$—	$(7,721,641)	$—	$(7,721,641)
Put Options Written	—	(5,077,068)	—	(5,077,068)
Total Liabilities	$—	$(12,798,709)	$—	$(12,798,709)

114

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 99.2%
Options on ETF – 99.2%
SPDR S&P 500 ETF Trust	January 2026	$4.68	874	$409,032	$54,578,678
Total Options Purchased – Calls (Cost $54,582,043)				409,032	54,578,678
OPTION PURCHASED – PUTS(b)(c) – 3.5%
Options on ETF – 3.5%
SPDR S&P 500 ETF Trust	January 2026	632.02	874	55,238,548	1,921,052
Total Options Purchased – Puts (Cost $1,924,417)				55,238,548	1,921,052

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$285,056	285,056
Total Short-Term Investments (Cost $285,056)		285,056
Total Investments – 103.2% (Cost $56,791,516)		56,784,786
Other assets less liabilities – (3.2)%		(1,758,148)
Net Assets – 100.0%		$55,026,638

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	874	$679.55	January 2026	$790,227	$59,392,670	$(793,592)
				$790,227	$59,392,670	$(793,592)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	874	$568.87	January 2026	$867,139	$49,719,238	$(870,504)
				$867,139	$49,719,238	$(870,504)
TOTAL OPTIONS WRITTEN				$1,657,366	$109,111,908	$(1,664,096)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

115

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

116

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$54,578,678	$—	$—	$54,578,678
Option Purchased - Puts	1,921,052	—	—	1,921,052
Short-Term Investments
Time Deposits	285,056	—	—	285,056
Total Assets	$56,784,786	$—	$—	$56,784,786
Liabilities
Call Options Written	$(793,592)	$—	$—	$(793,592)
Put Options Written	(870,504)	—	—	(870,504)
Total Liabilities	$(1,664,096)	$—	$—	$(1,664,096)

117

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.6%
Options on ETF – 100.6%
SPDR S&P 500 ETF Trust	August 2025	$4.40	773	$340,120	$ 48,523,559
Total Options Purchased – Calls (Cost $45,305,860)				340,120	48,523,559
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	August 2025	594.12	773	45,925,476	162,400
Total Options Purchased – Puts (Cost $1,820,703)				45,925,476	162,400

	Principal
SHORT-TERM INVESTMENTS – 0.6%
Time Deposits – 0.6%
Skandinaviska Enskilda Banken AB, Stockholm, 3.680%, 8/01/25(d)	$309,731	309,731
Total Short-Term Investments (Cost $309,731)		309,731
Total Investments – 101.5% (Cost $47,436,294)		48,995,690
Other assets less liabilities – (1.5)%		(708,325)
Net Assets – 100.0%		$ 48,287,365

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	773	$ 638.68	August 2025	$387,011	$ 49,369,964	$ (531,329)
				$387,011	$ 49,369,964	$ (531,329)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	773	$ 534.76	August 2025	$634,643	$ 41,336,948	$(40,111)
				$634,643	$ 41,336,948	$(40,111)
TOTAL OPTIONS WRITTEN				$ 1,021,654	$ 90,706,912	$ (571,440)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

118

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

119

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$ 48,523,559	$—	$ 48,523,559
Option Purchased - Puts	—	162,400	—	162,400
Short-Term Investments
Time Deposits	309,731	—	—	309,731
Total Assets	$309,731	$ 48,685,959	$—	$ 48,995,690
Liabilities
Call Options Written	$—	$(531,329)	$—	$(531,329)
Put Options Written	—	(40,111)	—	(40,111)
Total Liabilities	$—	$(571,440)	$—	$(571,440)

120

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 105.9%
Options on ETF – 105.9%
SPDR S&P 500 ETF Trust	September 2025	$4.14	1,796	$743,544	$112,481,684
Total Options Purchased – Calls (Cost $99,272,653)				743,544	112,481,684
OPTION PURCHASED – PUTS(b)(c) – 0.4%
Options on ETF – 0.4%
SPDR S&P 500 ETF Trust	September 2025	559.33	1,796	100,455,668	439,463
Total Options Purchased – Puts (Cost $4,414,745)				100,455,668	439,463

	Principal
SHORT-TERM INVESTMENTS – 0.9%
Time Deposits – 0.9%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$904,013	904,013
Total Short-Term Investments (Cost $904,013)		904,013
Total Investments – 107.2% (Cost $104,591,411)		113,825,160
Other assets less liabilities – (7.2)%		(7,623,575)
Net Assets – 100.0%		$106,201,585

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,796	$602.69	September 2025	$1,873,936	$108,243,124	$(6,893,102)
				$1,873,936	$108,243,124	$(6,893,102)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	1,796	$503.45	September 2025	$1,878,993	$90,419,620	$(175,487)
				$1,878,993	$90,419,620	$(175,487)
TOTAL OPTIONS WRITTEN				$3,752,929	$198,662,744	$(7,068,589)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

121

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

122

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$112,481,684	$—	$112,481,684
Option Purchased - Puts	—	439,463	—	439,463
Short-Term Investments
Time Deposits	904,013	—	—	904,013
Total Assets	$904,013	$112,921,147	$—	$113,825,160
Liabilities
Call Options Written	$—	$(6,893,102)	$—	$(6,893,102)
Put Options Written	—	(175,487)	—	(175,487)
Total Liabilities	$—	$(7,068,589)	$—	$(7,068,589)

123

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 106.1%
Options on ETF – 106.1%
SPDR S&P 500 ETF Trust	October 2025	$4.10	267	$109,470	$16,724,642
Total Options Purchased – Calls (Cost $14,671,229)				109,470	16,724,642
OPTION PURCHASED – PUTS(b)(c) – 0.7%
Options on ETF – 0.7%
SPDR S&P 500 ETF Trust	October 2025	554.48	267	14,804,616	108,736
Total Options Purchased – Puts (Cost $792,683)				14,804,616	108,736

	Principal
SHORT-TERM INVESTMENTS – 0.5%
Time Deposits – 0.5%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$81,215	81,215
Total Short-Term Investments (Cost $81,215)		81,215
Total Investments – 107.3% (Cost $15,545,127)		16,914,593
Other assets less liabilities – (7.3)%		(1,144,239)
Net Assets – 100.0%		$15,770,354

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	267	$607.55	October 2025	$313,231	$16,221,585	$(1,058,401)
				$313,231	$16,221,585	$(1,058,401)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	267	$499.09	October 2025	$375,131	$13,325,703	$(48,768)
				$375,131	$13,325,703	$(48,768)
TOTAL OPTIONS WRITTEN				$688,362	$29,547,288	$(1,107,169)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

124

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

125

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$16,724,642	$—	$16,724,642
Option Purchased - Puts	—	108,736	—	108,736
Short-Term Investments
Time Deposits	81,215	—	—	81,215
Total Assets	$81,215	$16,833,378	$—	$16,914,593
Liabilities
Call Options Written	$—	$(1,058,401)	$—	$(1,058,401)
Put Options Written	—	(48,768)	—	(48,768)
Total Liabilities	$—	$(1,107,169)	$—	$(1,107,169)

126

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 102.5%
Options on ETF – 102.5%
SPDR S&P 500 ETF Trust	November 2025	$4.36	545	$237,620	$34,126,880
Total Options Purchased – Calls (Cost $31,738,539)				237,620	34,126,880
OPTION PURCHASED – PUTS(b)(c) – 1.5%
Options on ETF – 1.5%
SPDR S&P 500 ETF Trust	November 2025	589.33	545	32,118,485	498,343
Total Options Purchased – Puts (Cost $1,364,053)				32,118,485	498,343

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Citibank, New York, 3.680%, 8/01/25(d)	$248,332	248,332
Total Short-Term Investments (Cost $248,332)		248,332
Total Investments – 104.7% (Cost $33,350,924)		34,873,555
Other assets less liabilities – (4.7)%		(1,566,071)
Net Assets – 100.0%		$33,307,484

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	545	$636.29	November 2025	$579,417	$34,677,805	$(1,232,245)
				$579,417	$34,677,805	$(1,232,245)

PUT OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	545	$530.45	November 2025	$631,192	$28,909,525	$(212,337)
				$631,192	$28,909,525	$(212,337)
TOTAL OPTIONS WRITTEN				$1,210,609	$63,587,330	$(1,444,582)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

127

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

128

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$34,126,880	$—	$34,126,880
Option Purchased - Puts	—	498,343	—	498,343
Short-Term Investments
Time Deposits	248,332	—	—	248,332
Total Assets	$248,332	$34,625,223	$—	$34,873,555
Liabilities
Call Options Written	$—	$(1,232,245)	$—	$(1,232,245)
Put Options Written	—	(212,337)	—	(212,337)
Total Liabilities	$—	$(1,444,582)	$—	$(1,444,582)

129

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 100.0%
Options on ETF – 100.0%
SPDR S&P 500 ETF Trust	December 2025	$4.70	147	$69,090	$9,174,161
Total Options Purchased – Calls (Cost $8,964,038)				69,090	9,174,161
OPTION PURCHASED – PUTS(b)(c) – 1.8%
Options on ETF – 1.8%
SPDR S&P 500 ETF Trust	December 2025	586.96	147	8,628,312	163,870
Total Options Purchased – Puts (Cost $233,561)				8,628,312	163,870

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$65,246	65,246
Total Short-Term Investments (Cost $65,246)		65,246
Total Investments – 102.5% (Cost $9,262,845)		9,403,277
Other assets less liabilities – (2.5)%		(229,351)
Net Assets – 100.0%		$9,173,926

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	147	$656.53	December 2025	$182,449	$9,650,991	$(215,894)
				$182,449	$9,650,991	$(215,894)
TOTAL OPTIONS WRITTEN				$182,449	$9,650,991	$(215,894)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

130

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

131

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$9,174,161	$—	$9,174,161
Option Purchased - Puts	—	163,870	—	163,870
Short-Term Investments
Time Deposits	65,246	—	—	65,246
Total Assets	$65,246	$9,338,031	$—	$9,403,277
Liabilities
Call Options Written	$—	$(215,894)	$—	$(215,894)
Total Liabilities	$—	$(215,894)	$—	$(215,894)

132

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 106.7%
Options on ETF – 106.7%
SPDR S&P 500 ETF Trust	September 2025	$4.26	212	$90,312	$13,274,828
Total Options Purchased – Calls (Cost $11,252,927)				90,312	13,274,828
OPTION PURCHASED – PUTS(b)(c) – 0.3%
Options on ETF – 0.3%
SPDR S&P 500 ETF Trust	September 2025	531.42	212	11,266,104	31,119
Total Options Purchased – Puts (Cost $963,932)				11,266,104	31,119

	Principal
SHORT-TERM INVESTMENTS – 0.8%
Time Deposits – 0.8%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$95,445	95,445
Total Short-Term Investments (Cost $95,445)		95,445
Total Investments – 107.8% (Cost $12,312,304)		13,401,392
Other assets less liabilities – (7.8)%		(970,727)
Net Assets – 100.0%		$12,430,665

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	212	$596.59	September 2025	$97,128	$12,647,708	$(925,414)
				$97,128	$12,647,708	$(925,414)
TOTAL OPTIONS WRITTEN				$97,128	$12,647,708	$(925,414)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

133

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

134

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$13,274,828	$—	$13,274,828
Option Purchased - Puts	—	31,119	—	31,119
Short-Term Investments
Time Deposits	95,445	—	—	95,445
Total Assets	$95,445	$13,305,947	$—	$13,401,392
Liabilities
Call Options Written	$—	$(925,414)	$—	$(925,414)
Total Liabilities	$—	$(925,414)	$—	$(925,414)

135

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	Value
OPTION PURCHASED – CALLS(b)(c) – 101.0%
Options on ETF – 101.0%
SPDR S&P 500 ETF Trust	September 2025	$4.57	304	$138,928	$19,026,266
Total Options Purchased – Calls (Cost $18,749,811)				138,928	19,026,266
OPTION PURCHASED – PUTS(b)(c) – 1.4%
Options on ETF – 1.4%
SPDR S&P 500 ETF Trust	September 2025	617.85	304	18,782,640	266,611
Total Options Purchased – Puts (Cost $418,008)				18,782,640	266,611

	Principal
SHORT-TERM INVESTMENTS – 0.7%
Time Deposits – 0.7%
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(d)	$133,461	133,461
Total Short-Term Investments (Cost $133,461)		133,461
Total Investments – 103.1% (Cost $19,301,280)		19,426,338
Other assets less liabilities – (3.1)%		(590,085)
Net Assets – 100.0%		$18,836,253

SCHEDULE OF WRITTEN OPTIONS AS OF JULY 31, 2025
CALL OPTIONS WRITTEN(b)

Description	Contracts(a)	Exercise Price	Expiration Date	Premiums Received	Notional Amount	Value
SPDR S&P 500 ETF Trust	225	$617.85	September 2025	$523,788	$13,901,625	$(582,917)
				$523,788	$13,901,625	$(582,917)
TOTAL OPTIONS WRITTEN				$523,788	$13,901,625	$(582,917)

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Held in connection with a written option, see Schedule of Written Options for more detail.
(d)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

136

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM U.S. Equity Buffer100 Protection ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

137

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Equity Buffer100 Protection ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM U.S. Equity Buffer100 Protection ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$—	$19,026,266	$—	$19,026,266
Option Purchased - Puts	—	266,611	—	266,611
Short-Term Investments
Time Deposits	133,461	—	—	133,461
Total Assets	$133,461	$19,292,877	$—	$19,426,338
Liabilities
Call Options Written	$—	$(582,917)	$—	$(582,917)
Total Liabilities	$—	$(582,917)	$—	$(582,917)

138

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Large Capital Buffer20 Jul ETF	88,656	$3,324,804
AllianzIM U.S. Large Capital Buffer20 Jun ETF	103,269	3,318,332
AllianzIM U.S. Large Capital Buffer20 Aug ETF	106,293	3,312,749
AllianzIM U.S. Large Capital Buffer20 Sep ETF	107,647	3,289,811
AllianzIM U.S. Large Capital Buffer20 May ETF	101,339	3,282,401
AllianzIM U.S. Large Capital Buffer20 Mar ETF	99,883	3,282,355
AllianzIM U.S. Large Capital Buffer20 Oct ETF	87,543	3,279,588
AllianzIM U.S. Large Capital Buffer20 Nov ETF	100,573	3,277,221
AllianzIM U.S. Large Capital Buffer20 Jan ETF	92,593	3,274,088
AllianzIM U.S. Large Capital Buffer20 Dec ETF	102,365	3,273,633
AllianzIM U.S. Large Capital Buffer20 Feb ETF	100,934	3,262,399
AllianzIM U.S. Large Capital Buffer20 Apr ETF	95,226	3,203,203
Total Affiliated Exchange-Traded Funds (Cost $37,585,652)		39,380,584

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Citibank, New York, 3.680%, 8/01/25(c)	$ 16,342	16,342
Total Short-Term Investments (Cost $16,342)		16,342
Total Investments – 100.0% (Cost $37,601,994)		39,396,926
Other assets less liabilities – 0.0%*		(1,641)
Net Assets – 100.0%		$39,395,285

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

139

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM Buffer20 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

140

AIM ETF PRODUCTS TRUST
AllianzIM Buffer20 Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM Buffer20 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$39,380,584	$ —	$ —	$39,380,584
Short-Term Investments
Time Deposits	16,342	—	—	16,342
Total Assets	$39,396,926	$—	$—	$39,396,926

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2025	Dividend Income	Shares as of July 31, 2025
AllianzIM U.S. Large Capital Buffer20 Jul ETF	$ —	$3,132,384	$ —	$ —	$192,420	$3,324,804	$ —	88,656
AllianzIM U.S. Large Capital Buffer20 Jun ETF	—	3,132,869	—	—	185,463	3,318,332	—	103,269
AllianzIM U.S. Large Capital Buffer20 Aug ETF	—	3,134,020	—	—	178,729	3,312,749	—	106,293
AllianzIM U.S. Large Capital Buffer20 Sep ETF	—	3,131,557	—	—	158,254	3,289,811	—	107,647
AllianzIM U.S. Large Capital Buffer20 May ETF	—	3,132,761	—	—	149,640	3,282,401	—	101,339
AllianzIM U.S. Large Capital Buffer20 Mar ETF	—	3,133,662	—	—	148,693	3,282,355	—	99,883
AllianzIM U.S. Large Capital Buffer20 Oct ETF	—	3,130,822	—	—	148,766	3,279,588	—	87,543
AllianzIM U.S. Large Capital Buffer20 Nov ETF	—	3,131,618	—	—	145,603	3,277,221	—	100,573
AllianzIM U.S. Large Capital Buffer20 Jan ETF	—	3,130,195	—	—	143,893	3,274,088	—	92,593
AllianzIM U.S. Large Capital Buffer20 Dec ETF	—	3,130,151	—	—	143,482	3,273,633	—	102,365
AllianzIM U.S. Large Capital Buffer20 Feb ETF	—	3,134,957	—	—	127,442	3,262,399	—	100,934
AllianzIM U.S. Large Capital Buffer20 Apr ETF	—	3,130,656	—	—	72,547	3,203,203	—	95,226
	$—	$37,585,652	$—	$—	$1,794,932	$39,380,584	$—	1,186,321

*	The Fund commenced operations on January 7, 2025.

141

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	149,595	$4,142,838
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	148,094	4,134,000
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	145,681	4,129,182
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	152,917	4,127,413
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	151,901	4,127,226
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	144,769	4,126,988
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	156,231	4,124,405
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	157,852	4,123,884
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	158,154	4,121,414
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	139,933	4,121,027
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	154,340	4,114,859
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	159,082	4,101,627
Total Affiliated Exchange-Traded Funds (Cost $47,455,301)		49,494,863

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
DBS Bank Ltd., Singapore, 3.680%, 8/01/25(c)	$18,693	18,693
Total Short-Term Investments (Cost $18,693)		18,693
Total Investments – 100.0% (Cost $47,473,994)		49,513,556
Other assets less liabilities – 0.0%*		(1,715)
Net Assets – 100.0%		$49,511,841

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

142

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM Buffer15 Uncapped Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

143

AIM ETF PRODUCTS TRUST
AllianzIM Buffer15 Uncapped Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM Buffer15 Uncapped Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$49,494,863	$ —	$ —	$49,494,863
Short-Term Investments
Time Deposits	18,693	—	—	18,693
Total Assets	$49,513,556	$—	$—	$49,513,556

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of March 5, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2025	Dividend Income	Shares as of July 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$ —	$4,051,323	$(108,432)	$11,245	$188,702	$4,142,838	$ —	149,595
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	—	4,050,874	(108,853)	11,575	180,404	4,134,000	—	148,094
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	—	4,052,184	(108,241)	13,063	172,176	4,129,182	—	145,681
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	—	4,052,268	(108,390)	11,303	172,232	4,127,413	—	152,917
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	—	4,051,078	(108,189)	10,789	173,548	4,127,226	—	151,901
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	—	4,049,700	(108,290)	12,169	173,409	4,126,988	—	144,769
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	—	4,051,777	(108,352)	11,157	169,823	4,124,405	—	156,231
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	—	4,051,152	(108,270)	11,307	169,695	4,123,884	—	157,852
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	—	4,053,027	(108,248)	11,324	165,311	4,121,414	—	158,154
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	—	4,052,330	(107,810)	13,783	162,724	4,121,027	—	139,933
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	—	4,050,884	(107,941)	10,344	161,572	4,114,859	—	154,340
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	—	4,049,503	(107,730)	9,888	149,966	4,101,627	—	159,082
	$—	$48,616,100	$(1,298,746)	$137,947	$2,039,562	$49,494,863	$—	1,818,549

*	The Fund commenced operations on March 5, 2025.

144

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Schedule of Investments
July 31, 2025 (unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS – 100.0%(a)(b)
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF	175,825	$5,306,400
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF	178,373	5,296,001
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF	163,401	5,295,826
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF	187,434	5,204,292
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF	180,433	5,169,622
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF	153,851	5,141,700
Total Affiliated Exchange-Traded Funds (Cost $30,087,077)		31,413,841

	Principal
SHORT-TERM INVESTMENTS – 0.0%*
Time Deposits – 0.0%*
Sumitomo Mitsui Trust Bank Ltd., London, 3.680%, 8/01/25(c)	$11,781	11,781
Total Short-Term Investments (Cost $11,781)		11,781
Total Investments – 100.0% (Cost $30,098,858)		31,425,622
Other assets less liabilities – 0.0%*		(1,327)
Net Assets – 100.0%		$31,424,295

*	Rounds to less than 0.05%.
(a)	Affiliated investment.
(b)	Non-income producing.
(c)
Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of July 31, 2025.

The accompanying notes are an integral part of the financial statements.

145

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited)
Investment Valuation
The AllianzIM 6 Month Buffer10 Allocation ETF’s (the “Fund”) investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices generally represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. The Board of Trustees (the “Board”) has designated the Allianz Investment Management LLC (the “Adviser”) to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available or reliable in accordance with valuation procedures approved by the Board. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing a Fund’s assets using fair value pricing can result in using prices for those assets that may differ from current market valuations and the Fund’s NAV will be subject to the judgment of the Adviser. The Adviser’s fair valuation process is subject to the oversight of the Board.
FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the New York Stock Exchange (“NYSE”). However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the Investment Company Act of 1940 (the “1940 Act”).
Options (other than FLEX Options) generally are valued at the last sale price on the principal exchange on which the option is traded, as of the close of the NYSE. If market quotations are not available or reliable, the value of an option may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.
The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short-term investments in the Funds’ Schedule of Investments.
Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

146

AIM ETF PRODUCTS TRUST
AllianzIM 6 Month Buffer10 Allocation ETF
Notes to Schedule of Investments
July 31, 2025 (unaudited) (continued)
The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of July 31, 2025:
AllianzIM 6 Month Buffer10 Allocation ETF

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange-Traded Funds	$31,413,841	$ —	$ —	$31,413,841
Short-Term Investments
Time Deposits	11,781	—	—	11,781
Total Assets	$31,425,622	$—	$—	$31,425,622

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of January 7, 2025*	Purchases	Sales	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Value as of July 31, 2025	Dividend Income	Shares as of July 31, 2025
AllianzIM U.S. Large Capital 6 Month Buffer10 Feb/Aug ETF	$ —	$5,115,810	$(105,669)	$4,539	$291,720	$5,306,400	$ —	175,825
AllianzIM U.S. Large Capital 6 Month Buffer10 Mar/Sep ETF	—	5,115,718	(105,819)	4,759	281,343	5,296,001	—	178,373
AllianzIM U.S. Large Capital 6 Month Buffer10 Jan/Jul ETF	—	5,113,626	(105,136)	4,102	283,234	5,295,826	—	163,401
AllianzIM U.S. Large Capital 6 Month Buffer10 Jun/Dec ETF	—	5,116,158	(104,621)	3,238	189,517	5,204,292	—	187,434
AllianzIM U.S. Large Capital 6 Month Buffer10 May/Nov ETF	—	5,117,598	(104,598)	3,666	152,956	5,169,622	—	180,433
AllianzIM U.S. Large Capital 6 Month Buffer10 Apr/Oct ETF	—	5,114,633	(104,194)	3,267	127,994	5,141,700	—	153,851
	$—	$30,693,543	$(630,037)	$23,571	$1,326,764	$31,413,841	$—	1,039,317

*	The Fund commenced operations on January 7, 2025.

147